Interest-Bearing Borrowings - Schedule of Freestanding Derivative - Option for Additional Subscription of Loan Notes (Details)	12 Months Ended
Dec. 31, 2023 USD ($)
Schedule of Freestanding Derivative - Option for Additional Subscription of Loan Notes [Abstract]
Beginning balance	$ 2,796,131
Change in fair value	9,536,904
Exercised during the year	(12,333,035)
Ending balance